UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     July 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $208,428 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101     8464   154647 SH       Sole                        0        0   154647
AMGEN INC                      COM              031162100     6462    99068 SH       Sole                        0        0    99068
ANHEUSER BUSCH COS INC         COM              035229103     6350   139277 SH       Sole                        0        0   139277
BANK OF AMERICA CORPORATION    COM              060505104    10077   209491 SH       Sole                        0        0   209491
BECKMAN COULTER INC            COM              075811109     6606   118922 SH       Sole                        0        0   118922
BECTON DICKINSON & CO          COM              075887109     4426    72400 SH       Sole                        0        0    72400
BP PLC                         SPONSORED ADR    055622104     8162   117249 SH       Sole                        0        0   117249
CHEVRON CORP NEW               COM              166764100     6884   110932 SH       Sole                        0        0   110932
CISCO SYS INC                  COM              17275R102     7086   362821 SH       Sole                        0        0   362821
CITIGROUP INC                  COM              172967101     9291   192559 SH       Sole                        0        0   192559
COCA COLA CO                   COM              191216100      231     5378 SH       Sole                        0        0     5378
COMCAST CORP NEW               CL A SPL         20030N200     9481   289231 SH       Sole                        0        0   289231
CONOCOPHILLIPS                 COM              20825C104     6576   100349 SH       Sole                        0        0   100349
DU PONT E I DE NEMOURS & CO    COM              263534109     8320   200000 SH       Sole                        0        0   200000
EATON CORP                     COM              278058102     8724   115700 SH       Sole                        0        0   115700
EXXON MOBIL CORP               COM              30231G102     7266   118440 SH       Sole                        0        0   118440
FEDEX CORP                     COM              31428X106     9431    80704 SH       Sole                        0        0    80704
GAP INC DEL                    COM              364760108     6376   366425 SH       Sole                        0        0   366425
GENERAL ELECTRIC CO            COM              369604103    10387   315143 SH       Sole                        0        0   315143
JOHNSON & JOHNSON              COM              478160104     8882   148235 SH       Sole                        0        0   148235
JP MORGAN CHASE & CO           COM              46625H100     9885   235366 SH       Sole                        0        0   235366
KEYCORP NEW                    COM              493267108     1967    55118 SH       Sole                        0        0    55118
KRAFT FOODS INC                CL A             50075N104     6137   198608 SH       Sole                        0        0   198608
MICROSOFT CORP                 COM              594918104     8778   376744 SH       Sole                        0        0   376744
MOTOROLA INC                   COM              620076109     6197   307560 SH       Sole                        0        0   307560
NORTH FORK BANCORPORATION NY   COM              659424105      220     7300 SH       Sole                        0        0     7300
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209      327    10830 SH       Sole                        0        0    10830
SELECT SECTOR SPDR TR          SBI INT-TECH     81369y803      293    14400 SH       Sole                        0        0    14400
SUNTRUST BKS INC               COM              867914103     5842    76604 SH       Sole                        0        0    76604
TRANSOCEAN INC                 ORD              G90078109     4325    53846 SH       Sole                        0        0    53846
WAL MART STORES INC            COM              931142103     9051   187906 SH       Sole                        0        0   187906
WELLS FARGO & CO NEW           COM              949746101      529     7889 SH       Sole                        0        0     7889
ZIMMER HLDGS INC               COM              98956P102     5395    95119 SH       Sole                        0        0    95119